Information about Geographic Areas - Additional Information (Detail) - Foreign Countries [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net carrying value of long lived assets	$ 5,719		$ 5,613
External Customers [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 6,868	$ 6,442